Summary of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	May. 02, 2015	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	May. 03, 2014	Jan. 25, 2014	Oct. 26, 2013	Jul. 27, 2013	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Quarterly Financial Information [Line Items]
Sales	$ 1,184,079	$ 1,961,151	$ 1,687,820	$ 1,236,447	$ 1,321,906	$ 1,995,790	$ 1,734,159	$ 1,329,502	$ 6,069,497	$ 6,381,357	$ 6,839,005
Gross profit	401,882	628,037	459,888	382,692	424,351	603,441	461,942	368,201	1,872,499	1,857,935	1,682,506
Net income (loss)	$ (19,421)	$ 72,168	$ 12,298	$ (28,449)	$ (36,704)	$ 63,229	$ 13,229	$ (87,022)	$ 36,596	$ (47,268)	$ (157,806)
Basic loss per common share:
Net income (loss)	$ (0.37)	$ 0.96	$ 0.12	$ (0.56)	$ (0.72)	$ 0.95	$ 0.15	$ (1.56)	$ 0.21	$ (1.12)	$ (3.02)
Diluted loss per common share:
Net income (loss)	$ (0.37)	$ 0.93	$ 0.12	$ (0.56)	$ (0.72)	$ 0.86	$ 0.15	$ (1.56)	$ 0.21	$ (1.12)	$ (3.02)